CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 74,430	$ 2,729
Accounts receivable:
Trade	18,788	11,204
Other	2,738	3,357
Inventories	11,943	9,359
Total current assets	107,899	26,649
NON-CURRENT ASSETS:
Investment in equity investee	809	307
Long-term deposits and other	111	170
Funds in respect of retirement benefits obligation	1,190	880
Total non-current assets	2,110	1,357
PROPERTY, PLANT AND EQUIPMENT:
Cost	33,385	28,468
Less - accumulated depreciation and amortization	7,021	5,504
Net	26,364	22,964
Total assets	136,373	50,970
CURRENT LIABILITIES:
Short-term loans and current maturity of long-term loans	4,200	1,700
Accounts payable and accruals:
Trade	6,418	6,764
Other	6,378	3,082
Total current liabilities	16,996	11,546
NON-CURRENT LIABILITIES:
Retirement benefits obligation	1,474	1,043
Long-term loans, net of current maturity		4,200
Total long-term liabilities	1,474	5,243
COMMITMENTS AND CONTINGENCIES (Note 9)
Total liabilities	18,470	16,789
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value at December 31, 2013 and 2012: authorized - 100,000,000 shares and 3,399,618 shares, respectively; issued and outstanding 21,564,820 shares and 2,996,624 shares, respectively.	55	8
Preferred shares
Additional paid-in capital	119,547	47,449
Accumulated other comprehensive loss	(65)	(247)
Accumulated deficit	(1,634)	(13,029)
Total shareholders' equity	117,903	34,181
Total liabilities and shareholders' equity	136,373	50,970
Series A Preferred Stock [Member]
SHAREHOLDERS' EQUITY:
Preferred shares			[1]
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY:
Preferred shares			[1]
Series B1 Preferred Stock [Member]
SHAREHOLDERS' EQUITY:
Preferred shares			[1]
Series B2 Preferred Stock [Member]
SHAREHOLDERS' EQUITY:
Preferred shares			[1]

[1]	Represents an amount of less than $1,000.